Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		IFRS 15 [member]	IFRS9 [member]	Common shares [member]	Retained earnings [member] [1]	Retained earnings [member] IFRS 15 [member]	[1]	Retained earnings [member] IFRS9 [member]	[1]	Other reserves [member]	Total common equity [member]	Total common equity [member] IFRS 15 [member]	Total common equity [member] IFRS9 [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Total common and preferred equity [member] IFRS 15 [member]	Total common and preferred equity [member] IFRS9 [member]	Non-controlling interests [member]		Non-controlling interests [member] IFRS9 [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Available- for-sale securities [member] Accumulated other comprehensive income (loss) [member]	Available- for-sale securities [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member] IFRS9 [member]	Cash flow hedging reserve [member]	Other [member] [2]
Beginning Balance (Previously stated [member]) at Oct. 31, 2017		$ 61,625				$ 15,644	$ 38,117					$ 116	$ 55,454			$ 4,579	$ 60,033			$ 1,592			$ 1,861	$ (46)						$ 235	$ (473)
Beginning Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2017					$ (610)					$ (564)					$ (513)				$ (513)			$ (97)			$ 46		$ 184		$ (179)
Beginning Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2017		61,015				15,644	37,553					116	54,941			4,579	59,520			1,495			1,861			$ 184		$ (179)		235	(473)
Statement [LineItems]
Net income		2,337					2,249						2,249			30	2,279			58
Other comprehensive income (loss)		(1,041)											(1,040)				(1,040)			(1)			(1,006)			(108)		83		(71)	62
Total comprehensive income		1,296					2,249						1,209			30	1,239			57			(1,006)			(108)		83		(71)	62
Shares issued		54				62						(8)	54				54
Shares repurchased/redeemed		(178)				(29)	(149)						(178)				(178)
Dividends and distributions paid to equity holders		(1,004)					(949)						(949)			(30)	(979)			(25)
Share-based payments	[3]	4										4	4				4
Ending Balance at Jan. 31, 2018		61,187				15,677	38,704					112	55,081			4,579	59,660			1,527			855			76		(96)		164	(411)
Beginning Balance (Previously stated [member]) at Oct. 31, 2018		67,680				18,234	41,414					404	61,044			4,184	65,228			2,452			1,441			(68)		(126)		(121)	(134)
Beginning Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2018	[4]			$ (58)				$ (58)						$ (58)				$ (58)
Beginning Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2018		67,622				18,234	41,356					404	60,986			4,184	65,170			2,452			1,441			(68)		(126)		(121)	(134)
Beginning Balance at Oct. 31, 2018		67,680
Statement [LineItems]
Net income		2,247	[5]				2,107						2,107			29	2,136			111
Other comprehensive income (loss)		696											595				595			101			562			57		20		257	(301)
Total comprehensive income		2,943					2,107						2,702			29	2,731			212			562			57		20		257	(301)
Shares issued		93				110						(17)	93				93
Shares repurchased/redeemed		(534)				(48)	(186)						(234)			(300)	(534)
Dividends and distributions paid to equity holders		(1,101)					(1,041)						(1,041)			(29)	(1,070)			(31)
Share-based payments	[3]	4										4	4				4
Other		139										15	15				15			124	[6]
Ending Balance at Jan. 31, 2019		$ 69,166				$ 18,296	$ 42,236					$ 406	$ 62,525			$ 3,884	$ 66,409			$ 2,757			$ 2,003			$ (11)		$ (106)		$ 136	$ (435)

[1]	Includes undistributed retained earnings of $62 (January 31, 2018 - $58) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 14).
[4]	Refer to Note 4 for a summary of the adjustments on initial application of IFRS 15.
[5]	The amounts for the period ended January 31, 2019, have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).
[6]	Includes changes to non-controlling interests arising from business combinations and related transactions.